Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2015	Jan. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Series A Preferred Stock [Member]
Net of issuance cost		$ 68		$ 68
Series B Preferred Stock [Member]
Net of issuance cost	$ 910		$ 910